Equity - Noncontrolling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Balance	$ 896,327	$ 863,702	$ 893,821
Equity attributable to non-controlling interests
Profit (Loss) for the year	1,338	15	(1,195)
Dividend to noncontrolling interest from subsidiary	(442)
Balance	902,139	896,327	863,702
Noncontrolling interests
Statement [line items]
Balance	6,266	6,934	1,249
Equity attributable to non-controlling interests
Profit (Loss) for the year	1,338	15	(1,195)
Remeasurement of defined benefit pension plans	0	0	2
Share-based compensation expenses	41	78	40
New shares issued by subsidiaries	1,508	9	6,015
Dividend to noncontrolling interest from subsidiary	(442)	0
Acquired the controlling power from noncontrolling interest	0	0	811
Purchase of subsidiaries shares from noncontrolling interest	45	(764)	12
Exchange differences arising on translation of foreign operations	(9)	(6)
Balance	$ 8,747	$ 6,266	$ 6,934